CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Assets:
Cash and due from banks	¥ 2,325,139	¥ 1,404,008
Interest-bearing deposits in other banks	39,625,975	44,268,731
Call loans and funds sold	1,006,991	763,453
Receivables under resale agreements	18,580,919	12,997,424
Receivables under securities borrowing transactions	2,216,059	2,578,134
Trading account assets	28,092,871	21,018,230
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,132,602 million in 2019 and ¥1,036,534 million in 2020)	19,112,952	18,133,916
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥476,146 million in 2019 and ¥297,240 million in 2020)	862,031	1,604,104
Equity securities	3,256,717	4,034,609
Other investments	443,951	389,740
Loans (Notes 4 and 5)	87,528,088	82,799,943
Allowance for loan losses	(440,855)	(307,201)
Loans, net of allowance	87,087,233	82,492,742
Premises and equipment—net (Note 6)	1,856,248	1,900,952
Due from customers on acceptances	167,764	187,137
Accrued income	323,632	342,845
Goodwill (Note 7)	92,997	95,151
Intangible assets (Note 7)	64,689	74,240
Deferred tax assets	136,713	49,775
Other assets (Note 12)	5,965,879	5,276,004
Total assets	211,218,760	197,611,195
Liabilities and equity:
Noninterest-bearing deposits	28,109,943	23,844,639
Interest-bearing deposits	86,651,036	84,019,038
Noninterest-bearing deposits	2,186,203	1,793,803
Interest-bearing deposits	28,001,485	28,639,436
Due to trust accounts	249,737	312,347
Call money and funds purchased	2,263,076	2,841,932
Payables under repurchase agreements (Note 29)	17,970,662	14,640,369
Payables under securities lending transactions (Note 29)	1,423,638	1,797,737
Other short-term borrowings (Note 11)	4,914,485	1,994,826
Trading account liabilities	12,416,785	10,120,968
Bank acceptances outstanding	167,764	187,137
Income taxes payable	68,557	58,688
Deferred tax liabilities	25,874	108,120
Accrued expenses	249,344	288,556
Long-term debt	10,346,152	11,529,400
Other liabilities (Note 12)	6,998,395	5,932,706
Total	202,043,136	188,109,702
Commitments and contingencies (Note 23)
MHFG shareholders' equity:
Common stock (Note 14)—no par value, authorized 48,000,000,000 shares in 2019 and 2020, and issued 25,392,498,945 shares in 2019 and 2020	5,827,500	5,829,657
Retained earnings	2,700,774	2,740,545
Accumulated other comprehensive income (loss), net of tax (Note 16)	(9,494)	164,021
Less: Treasury stock, at cost—Common stock 33,962,404 shares in 2019, and 32,106,811 shares in 2020	(6,415)	(7,704)
Total MHFG shareholders' equity	8,512,365	8,726,519
Noncontrolling interests	663,259	774,974
Total equity	9,175,624	9,501,493
Total liabilities and equity	211,218,760	197,611,195
Consolidated VIEs
Assets:
Cash and due from banks	8,749	29,972
Interest-bearing deposits in other banks	61,439	31,676
Call loans and funds sold	422,304	115,199
Trading account assets	2,438,607	2,456,198
Investments (Note 3):
Investments	62,262	52,493
Loans, net of allowance	2,285,831	2,359,669
Other assets (Note 12)	535,954	1,003,133
Total assets	5,815,146	6,048,340
Liabilities and equity:
Payables under securities lending transactions (Note 29)	138,094	108,038
Other short-term borrowings (Note 11)	60,086	23,495
Trading account liabilities	34,205
Long-term debt	330,863	344,526
Other liabilities (Note 12)	948,715	1,523,791
Total	¥ 1,511,963	¥ 1,999,850